UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2857

Name of Fund:  High Income Portfolio of
               Merrill Lynch Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, High Income Portfolio of Merrill Lynch Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Schedule of Investments as of June 30, 2006                                                                     (in U.S. dollars)
                                 Face
                               Amount    Corporate Bonds                                                                Value
Aerospace &             USD 5,475,000    Alliant Techsystems, Inc., 6.75% due 4/01/2016                         $       5,269,687
Defense - 0.5%                875,000    DRS Technologies, Inc., 6.625% due 2/01/2016                                     846,562
                            1,700,000    Standard Aero Holdings, Inc., 8.25% due 9/01/2014                              1,513,000
                                                                                                                -----------------
                                                                                                                        7,629,249

Airlines - 0.6%             9,000,000    American Airlines, Inc. Class C, 7.80% due 4/01/2008                           9,011,250
                              396,441    Continental Airlines, Inc. Series 1998-1-C, 6.541%
                                         due 9/15/2009 (e)                                                                375,630
                                                                                                                -----------------
                                                                                                                        9,386,880

Automotive - 3.2%          15,325,000    American Tire Distributors, Inc., 11.758% due 4/01/2012 (a)                   14,252,250
                            7,800,000    American Tire Distributors, Inc., 11.758% due 4/01/2012 (a)(f)                 7,254,000
                            1,350,000    American Tire Distributors, Inc., 10.75% due 4/01/2013                         1,228,500
                            8,000,000    Asbury Automotive Group, Inc., 8% due 3/15/2014                                7,760,000
                            5,025,000    Autonation, Inc., 7.507% due 4/15/2013 (a)(f)                                  4,999,875
                           10,125,000    Tenneco Automotive, Inc., 8.625% due 11/15/2014                               10,099,688
                                                                                                                -----------------
                                                                                                                       45,594,313

Broadcasting - 1.8%         3,175,000    LIN Television Corp. Series B, 6.50% due 5/15/2013                             2,897,187
                           17,025,000    Paxson Communications Corp., 8.757% due 1/15/2012 (a)(f)                      17,195,250
                            7,075,000    Young Broadcasting, Inc., 8.75% due 1/15/2014                                  5,907,625
                                                                                                                -----------------
                                                                                                                       26,000,062

Cable - International -     2,950,000    New Skies Satellites NV, 10.414% due 11/01/2011 (a)                            3,045,875
0.4%                        2,275,000    New Skies Satellites NV, 9.125% due 11/01/2012                                 2,405,813
                                                                                                                -----------------
                                                                                                                        5,451,688

Cable - U.S. - 6.9%        25,500,000    Adelphia Communications Corp., 6% due 2/15/2006 (c)(n)                           191,250
                           15,125,000    CCH I LLC, 11% due 10/01/2015                                                 13,234,375
                           18,625,000    Cablevision Systems Corp. Series B, 8% due 4/15/2012                          18,368,906
                            3,000,000    Charter Communications Holdings II LLC, 10.25%
                                         due 9/15/2010                                                                  3,007,500
                            9,000,000    Intelsat Subsidiary Holding Co. Ltd., 10.484% due 1/15/2012 (a)                9,090,000
                            7,050,000    Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013                      6,997,125
                            9,350,000    Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                     9,373,375
                            1,762,000    Loral Spacecom Corp., 14% due 10/15/2015 (h)                                   2,026,300
                            9,262,000    PanAmSat Corp., 9% due 8/15/2014                                               9,400,930
                           14,100,000    PanAmSat Corp., 9% due 6/15/2016 (f)                                          14,311,500
                            2,650,000    Quebecor Media, Inc., 7.75% due 3/15/2016 (f)                                  2,597,000
                            3,175,000    Rainbow National Services LLC, 10.375% due 9/01/2014 (f)                       3,516,313
                            8,250,000    Zeus Special Subsidiary Ltd., 9.25% due 2/01/2015 (d)(f)                       5,692,500
                                                                                                                -----------------
                                                                                                                       97,807,074

Chemicals - 6.1%            3,175,000    BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                       3,444,875
                            2,375,000    Equistar Chemicals LP, 8.75% due 2/15/2009                                     2,452,187
                            5,950,000    Equistar Chemicals LP, 10.625% due 5/01/2011                                   6,388,812
                            4,200,000    Huntsman International, LLC, 9.875% due 3/01/2009                              4,368,000
                            1,829,000    Huntsman International, LLC, 10.125% due 7/01/2009                             1,856,435
                           10,525,000    Ineos Group Holdings Plc, 8.50% due 2/15/2016 (f)                              9,854,031
                            7,950,000    MacDermid, Inc., 9.125% due 7/15/2011                                          8,307,750
                            6,750,000    Millennium America, Inc., 9.25% due 6/15/2008                                  6,918,750
                            9,250,000    Nova Chemicals Corp., 8.405% due 11/15/2013 (a)                                9,180,625
                           15,400,000    Omnova Solutions, Inc., 11.25% due 6/01/2010                                  16,324,000
                              600,000    Rockwood Specialties Group, Inc., 10.625% due 5/15/2011                          641,250
                      EUR   1,000,000    Rockwood Specialties Group, Inc., 7.625% due 11/15/2014                        1,297,838
                      USD   7,000,000    Tronox Worldwide LLC, 9.50% due 12/01/2012 (f)                                 7,210,000
                            8,125,000    Unifi, Inc., 11.50% due 5/15/2014 (f)                                          7,860,938
                                                                                                                -----------------
                                                                                                                       86,105,491

Consumer -                  8,125,000    American Greetings Corp., 7.375% due 6/01/2016                                 8,165,625
Non-Durables - 1.2%         9,150,000    Levi Strauss & Co., 8.875% due 4/01/2016 (f)                                   8,738,250
                                                                                                                -----------------
                                                                                                                       16,903,875

Diversified Media - 3.8%    3,100,000    CanWest Media, Inc., 8% due 9/15/2012                                          3,069,000
                            4,700,000    Dex Media, Inc., 8% due 11/15/2013                                             4,723,500
                            4,150,000    Dex Media West LLC, 9.875% due 8/15/2013                                       4,497,542
                           17,900,000    Liberty Media Corp., 0.75% due 3/30/2023 (c)                                  18,996,375
                            8,925,000    Quebecor World Capital Corp., 8.75% due 3/15/2016 (f)                          8,144,063
                            2,050,000    RH Donnelley Corp., 6.875% due 1/15/2013 (f)                                   1,886,000
                            4,700,000    RH Donnelley Corp., 8.875% due 1/15/2016 (f)                                   4,741,125
                            3,900,000    RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013 (f)                        3,588,000
                              800,000    Universal City Florida Holding Co. I, 8.375% due 5/01/2010                       804,000
                            3,100,000    Universal City Florida Holding Co. I, 9.899% due 5/01/2010 (a)                 3,200,750
                                                                                                                -----------------
                                                                                                                       53,650,355

Energy - Exploration &      5,000,000    Chaparral Energy, Inc., 8.50% due 12/01/2015 (f)                               4,975,000
Production - 2.4%          15,900,000    Compton Petroleum Finance Corp., 7.625% due 12/01/2013                        15,184,500
                            6,050,000    Pogo Producing Co., 7.875% due 5/01/2013 (f)                                   6,065,125
                            7,850,000    Quicksilver Resources, Inc., 7.125% due 4/01/2016                              7,359,375
                                                                                                                -----------------
                                                                                                                       33,584,000

Energy - Other - 6.9%       3,025,000    Allis-Chalmers Energy, Inc., 9% due 1/15/2014 (f)                              3,025,000
                            6,600,000    Copano Energy LLC, 8.125% due 3/01/2016 (f)                                    6,567,000
                            9,400,000    Ferrellgas Partners LP, 8.75% due 6/15/2012                                    9,541,000
                            5,150,000    MarkWest Energy Partners LP, 8.50% due 7/15/2016 (f)                           5,065,025
                            2,150,000    PHI, Inc., 7.125% due 4/15/2013 (f)                                            2,026,375
                           18,000,000    Petrobras International Finance Co., 7.75% due 9/15/2014                      18,675,000
                            5,000,000    Petrobras International Finance Co., 8.375% due 12/10/2018                     5,362,500
                           22,821,637    Petroleum Export Ltd. II, 6.34% due 6/20/2011 (f)                             22,022,879
                           10,275,000    SemGroup LP, 8.75% due 11/15/2015 (f)                                         10,223,625
                           17,325,000    Suburban Propane Partners, LP, 6.875% due 12/15/2013                          16,198,875
                                                                                                                -----------------
                                                                                                                       98,707,279

Financial - 1.8%           16,625,000    Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                          14,463,750
                            3,700,000    Saxon Capital, Inc., 12% due 5/01/2014 (f)                                     3,727,750
                            7,275,000    Triad Acquisition Corp. Series B, 11.125% due 5/01/2013                        7,165,875
                                                                                                                -----------------
                                                                                                                       25,357,375

Food & Drug - 0.1%          1,525,000    Stripes Acquisition LLC, 10.625% due 12/15/2013 (f)                            1,608,875

Food & Tobacco - 0.7%       3,200,000    AmeriQual Group LLC, 9.50% due 4/01/2012 (f)                                   3,248,000
                           20,000,000    DGS International Finance Co., 10% due 6/01/2007 (f)(j)                          100,000
                            2,050,000    Del Monte Corp., 8.625% due 12/15/2012                                         2,111,500
                            5,725,000    Mrs. Fields Famous Brands, LLC, 11.50% due 3/15/2011                           5,038,000
                                                                                                                -----------------
                                                                                                                       10,497,500

Gaming - 4.6%               8,600,000    Boyd Gaming Corp., 7.125% due 2/01/2016                                        8,309,750
                            4,500,000    CCM Merger, Inc., 8% due 8/01/2013 (f)                                         4,252,500
                            5,300,000    Galaxy Entertainment Finance Co. Ltd., 10.42% due 12/15/2010 (a)(f)            5,545,125
                            1,800,000    Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (f)               1,872,000
                            6,475,000    Jacobs Entertainment Co., 9.75% due 6/15/2014 (f)                              6,507,375
                            7,625,000    Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (f)           7,529,687
                           10,000,000    MGM Mirage, 6.75% due 4/01/2013 (f)                                            9,537,500
                            2,150,000    MTR Gaming Group, Inc., 9% due 6/01/2012 (f)                                   2,158,062
                            2,150,000    Pokagon Gaming Authority, 10.375% due 6/15/2014 (f)                            2,222,563
                            7,925,000    Station Casinos, Inc., 6.625% due 3/15/2018                                    7,172,125
                           10,325,000    Wynn Las Vegas LLC, 6.625% due 12/01/2014                                      9,731,313
                                                                                                                -----------------
                                                                                                                       64,838,000

Health Care - 2.9%          2,250,000    Angiotech Pharmaceuticals, Inc., 7.75% due 4/01/2014 (f)                       2,148,750
                            3,425,000    Healthsouth Corp., 10.75% due 6/15/2016 (f)                                    3,356,500
                            6,150,000    Select Medical Corp., 7.625% due 2/01/2015                                     5,350,500
                            6,675,000    Tenet Healthcare Corp., 9.875% due 7/01/2014                                   6,675,000
                            7,825,000    Tenet Healthcare Corp., 9.25% due 2/01/2015 (f)                                7,688,063
                           10,275,000    US Oncology, Inc., 10.75% due 8/15/2014                                       11,148,375
                            4,000,000    Ventas Realty, LP, 9% due 5/01/2012                                            4,380,000
                                                                                                                -----------------
                                                                                                                       40,747,188

Housing - 4.7%             17,250,000    Ashton Woods USA LLC, 9.50% due 10/01/2015 (o)                                15,266,250
                            3,000,000    Building Materials Corp. of America, 8% due 12/01/2008                         3,022,500
                            7,800,000    Building Materials Corp. of America, 7.75% due 8/01/2014                       7,449,000
                            3,975,000    Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                        3,796,125
                      EUR   6,925,000    Grohe Holding GmbH, 8.625% due 10/01/2014 (f)                                  8,522,655
                      USD   6,885,000    Ply Gem Industries, Inc., 9% due 2/15/2012                                     6,265,350
                           13,850,000    Stanley-Martin Communities LLC, 9.75% due 8/15/2015                           11,841,750
                            9,875,000    Technical Olympic USA, Inc., 8.25% due 4/01/2011 (f)                           9,208,438
                            1,875,000    Texas Industries, Inc., 7.25% due 7/15/2013                                    1,856,250
                                                                                                                -----------------
                                                                                                                       67,228,318

Information                 2,673,000    Advanced Micro Devices, Inc., 7.75% due 11/01/2012                             2,726,460
Technology - 3.3%          10,761,000    Cypress Semiconductor Corp., 1.25% due 6/15/2008 (c)                          12,227,186
                            8,830,000    Quantum Corp., 4.375% due 8/01/2010 (c)                                        7,947,000
                            8,975,000    Sungard Data Systems, Inc., 9.125% due 8/15/2013 (f)                           9,311,563
                            6,000,000    Sungard Data Systems, Inc., 9.431% due 8/15/2013 (a)(f)                        6,277,500
                            9,975,000    Telcordia Technologies Inc., 10% due 3/15/2013 (f)                             8,428,875
                                                                                                                -----------------
                                                                                                                       46,918,584

Leisure - 0.9%             12,200,000    Host Marriott LP, 6.75% due 6/01/2016 (f)                                     11,635,750
                            1,400,000    Intrawest Corp., 7.50% due 10/15/2013                                          1,393,000
                                                                                                                -----------------
                                                                                                                       13,028,750

Manufacturing - 6.6%       12,000,000    Case New Holland, Inc., 6% due 6/01/2009                                      11,670,000
                            6,550,000    Caue Finance Ltd., 8.875% due 8/01/2015 (f)                                    6,713,750
                            5,300,000    Chart Industries, Inc., 9.125% due 10/15/2015 (f)                              5,406,000
                            3,997,000    Columbus McKinnon Corp., 10% due 8/01/2010                                     4,336,745
                           21,000,000    EaglePicher Inc., 9.75% due 9/01/2013 (j)                                     14,070,000
                           12,550,000    Invensys Plc, 9.875% due 3/15/2011 (f)                                        13,616,750
                            4,550,000    Mueller Group, Inc., 10% due 5/01/2012                                         4,891,250
                            6,175,000    Propex Fabrics, Inc., 10% due 12/01/2012                                       5,650,125
                           10,700,000    Sensata Technologies B.V., 8% due 5/01/2014 (f)                               10,325,500
                           16,200,000    Superior Essex Communications LLC, 9% due 4/15/2012                           16,443,000
                                                                                                                -----------------
                                                                                                                       93,123,120

Metal - Other - 2.4%       11,800,000    Indalex Holding Corp., 11.50% due 2/01/2014 (f)                               12,036,000
                            7,475,000    Novelis, Inc., 8% due 2/15/2015 (f)                                            7,176,000
                            6,800,000    RathGibson, Inc., 11.25% due 2/15/2014 (f)                                     7,004,000
                            7,570,000    Southern Copper Corp., 6.375% due 7/27/2015                                    7,237,071
                                                                                                                -----------------
                                                                                                                       33,453,071

Packaging - 0.3%              625,000    Owens-Illinois, Inc., 7.35% due 5/15/2008                                        629,688
                            3,250,000    Packaging Dynamics Finance Corp., 10% due 5/01/2016 (f)                        3,250,000
                                                                                                                -----------------
                                                                                                                        3,879,688

Paper - 6.3%               21,000,000    APP Finance II Mauritius Ltd, 12% (j)(m)                                         630,000
                           10,875,000    Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                                8,917,500
                           10,400,000    Domtar, Inc., 7.125% due 8/15/2015                                             9,048,000
                           11,156,000    Graphic Packaging International Corp., 9.50% due 8/15/2013                    11,044,440
                            4,500,000    Indah Kiat International Finance Series C, 12.50%
                                         due 6/15/2006 (j)                                                              2,700,000
                           14,975,000    JSG Funding Plc, 9.625% due 10/01/2012 (h)                                    15,424,250
                     EUR    8,892,760    Jefferson Smurfit Group Plc, 11.50% due 10/01/2015                            11,598,214
                     USD   14,000,000    Mandra Forestry, 12% due 5/15/2013 (f)                                        10,780,000
                            6,475,000    NewPage Corp., 11.399% due 5/01/2012 (a)                                       7,057,750
                            6,475,000    NewPage Corp., 12% due 5/01/2013                                               6,701,625
                            3,650,000    P.H. Glatfelter Co., 7.125% due 5/01/2016 (f)                                  3,602,981
                            3,384,383    PT Pabrik Kertas Tjiwa Kimia Tranche B, 3.783%
                                         due 4/28/2018 (f)                                                              1,962,942
                                                                                                                -----------------
                                                                                                                       89,467,702

Retail - 3.1%              10,450,000    General Nutrition Centers, Inc., 8.625% due 1/15/2011                         10,463,062
                            9,600,000    Jean Coutu Group, Inc., 8.50% due 8/01/2014                                    8,832,000
                            6,450,000    Neiman-Marcus Group, Inc., 9% due 10/15/2015 (f)                               6,740,250
                            6,025,000    Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (f)                          6,401,563
                           11,075,000    Southern States Cooperative, Inc., 10.50% due 11/01/2010 (f)                  11,573,375
                                                                                                                -----------------
                                                                                                                       44,010,250

Service - 4.0%              1,375,000    Ahern Rentals, Inc., 9.25% due 8/15/2013                                       1,388,750
                            6,125,000    Allied Waste North America, Inc., 6.375% due 4/15/2011                         5,880,000
                            4,000,000    Ashtead Holdings Plc, 8.625% due 8/01/2015 (f)                                 4,040,000
                              250,000    Avis Budget Car Rental LLC, 7.576% due 5/15/2014 (a)(f)                          249,375
                            2,400,000    Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (f)                           2,328,000
                            1,900,000    Buhrmann US, Inc., 8.25% due 7/01/2014                                         1,890,500
                            1,900,000    Corrections Corp. of America, 6.75% due 1/31/2014                              1,824,000
                            5,950,000    Dycom Industries, Inc., 8.125% due 10/15/2015                                  5,964,875
                            3,125,000    Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (f)                        2,859,375
                            1,975,000    Mac-Gray Corp., 7.625% due 8/15/2015                                           1,994,750
                            7,450,000    NationsRent Cos., Inc., 9.50% due 5/01/2015                                    7,878,375
                           11,300,000    United Rentals North America, Inc., 7.75% due 11/15/2013                      10,735,000
                      GBP   4,975,000    WRG Acquisitions Plc, 8.223% due 12/15/2011 (a)(f)                             9,362,573
                                                                                                                -----------------
                                                                                                                       56,395,573

Steel - 0.7%          USD   9,000,000    CSN Islands VIII Corp., 9.75% due 12/16/2013 (f)                               9,630,000

Telecommunications - 2.2%   4,615,000    ADC Telecommunications, Inc., 1% due 6/15/2008 (c)                             4,338,100
                            5,500,000    ADC Telecommunications, Inc., 5.795% due 6/15/2013 (a)(c)                      5,252,500
                            8,750,000    Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                        8,968,750
                           13,000,000    Windstream Corp., 8.125% due 8/01/2013 (f)                                    13,260,000
                                                                                                                -----------------
                                                                                                                       31,819,350

Utility - 6.1%              4,050,000    The AES Corp., 7.75% due 3/01/2014                                             4,070,250
                            9,500,000    AES Dominicana Energia Finance SA, 11% due 12/13/2015 (f)                      9,357,500
                            3,699,000    Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (c)                     4,212,236
                            9,650,000    Dynegy Holdings, Inc., 8.375% due 5/01/2016 (f)                                9,505,250
                            3,250,000    Edison Mission Energy, 7.75% due 6/15/2016 (f)                                 3,193,125
                           10,450,000    Mirant North America LLC, 7.375% due 12/31/2013 (f)                           10,084,250
                           11,150,000    NRG Energy, Inc., 7.25% due 2/01/2014                                         10,871,250
                           12,500,000    NRG Energy, Inc., 7.375% due 2/01/2016                                        12,187,500
                           14,200,000    Reliant Energy, Inc., 9.50% due 7/15/2013                                     14,271,000
                            3,900,000    Sierra Pacific Resources, 8.625% due 3/15/2014                                 4,131,449
                            4,679,987    Tenaska Alabama Partners LP, 7% due 6/30/2021 (f)                              4,561,190
                                                                                                                -----------------
                                                                                                                       86,445,000

                                         Total Corporate Bonds
                                         (Cost - $1,276,509,411) - 84.5%                                            1,199,268,610


                                         Foreign Government Obligations
                            9,400,000    Brazilian Government International Bond, 8.75% due 2/04/2025                  10,316,500

                                         Total Foreign Government Obligations
                                         (Cost - $10,150,168) - 0.7%                                                   10,316,500


                               Shares
                                 Held    Common Stocks
Cable - U.S. - 0.5%           244,463    Loral Space & Communications Ltd. (i)                                          6,932,971

Energy - Other - 0.2%          65,411    Trico Marine Services, Inc. (i)                                                2,223,974

Manufacturing - 1.2%          852,625    Medis Technologies Ltd. (i)                                                   17,291,235

Paper - 0.2%                1,280,355    Western Forest Products, Inc. (i)                                              2,245,025
                              330,542    Western Forest Products, Inc. Restricted Shares (i)                              579,585
                                                                                                                -----------------
                                                                                                                        2,824,610

Telecommunications - 0.0%           2    PTV, Inc. (i)                                                                      1,001

                                         Total Common Stocks (Cost - $64,335,522) - 2.1%                               29,273,791


                                         Preferred Securities

                                         Preferred Stocks
Cable - U.S. - 0.3%            15,741    Loral Spacecom Corp. Series A, 12% (h)                                         3,116,718

Telecommunications - 0.0%         130    PTV, Inc. Series A, 10%                                                              390

                                         Total Preferred Stocks (Cost - $3,120,758) - 0.3%                              3,117,108


                                 Face
                               Amount    Trust Preferred
Health Care - 0.9%    USD  13,019,000    Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008                 13,214,285

                                         Total Trust Preferred (Cost - $13,047,060) - 0.9%                             13,214,285

                                         Total Preferred Securities
                                         (Cost - $16,167,818) - 1.2%                                                   16,331,393


                               Shares
                                 Held    Warrants (b)
Cable - International - 0.0%  117,980    NTL, Inc. (expires 1/13/2011)                                                     74,327

Cable - U.S. - 0.0%            15,000    Loral Space & Communications (expires 1/15/2007)                                     150

Health Care - 0.0%            201,408    HealthSouth Corp. (expires 1/16/2014)                                            352,464

Wireless Communications - 0.1%  3,600    American Tower Corp. (expires 8/01/2008)                                       1,578,617

                                         Total Warrants (Cost - $526,647) - 0.1%                                        2,005,558


                           Beneficial
                             Interest    Other Interests (g)
Airlines - 0.1%        USD  1,092,000    US Airways, Inc.-Equipment Trust Certificates, Series 1988-F                     240,240
                            1,092,000    US Airways, Inc.-Equipment Trust Certificates, Series 1988-G                     240,240
                            1,092,000    US Airways, Inc.-Equipment Trust Certificates, Series 1988-H                     240,240
                            1,092,000    US Airways, Inc.-Equipment Trust Certificates, Series 1988-I                     240,240
                            1,432,000    US Airways, Inc.-Equipment Trust Certificates, Series A                          315,040
                            1,815,000    US Airways, Inc.-Equipment Trust Certificates, Series C                          399,300
                            1,107,000    US Airways, Inc.-Equipment Trust Certificates, Series E                          243,540

                                         Total Other Interests (Cost - $8,535,053) - 0.1%                               1,918,840


                                         Short-Term Securities
                     USD  155,233,970    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I,
                                         4.78% (k)(l)                                                                 155,233,970

                                         Total Short-Term Securities
                                         (Cost - $155,233,970) - 10.9%                                                155,233,970

                                         Total Investments (Cost - $1,531,458,589*) - 99.6%                         1,414,348,662
                                         Other Assets Less Liabilities - 0.4%                                           5,656,492
                                                                                                                -----------------
                                         Net Assets - 100.0%                                                    $   1,420,005,154
                                                                                                                =================


  * The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                             $      1,534,376,774
                                               ====================
    Gross unrealized appreciation              $         20,948,413
    Gross unrealized depreciation                     (140,976,525)
                                               --------------------
    Net unrealized depreciation                $      (120,028,112)
                                               ====================

(a) Floating rate security.

(b) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c) Convertible security.

(d) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(e) Subject to principal paydowns.

(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.

(h) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(i) Non-income producing security.

(j) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(k) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                      $  40,195,376       $  5,646,416


(l) Represents the current yield as of 6/30/2006.

(m) Security is a perpetual bond and has no definite maturity date.

(n) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.

(o) When-issued security.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Currency Abbreviations:
    EUR   Euro
    GBP   British Pound
    USD   U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


High Income Portfolio of Merrill Lynch Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  August 23, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  August 23, 2006